Oil and Gas Properties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Future capita expenditures	$ 50,025,000	$ 23,324,000
Cendere oil field [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	19.60%
Cendere oil field C-15 [member]
IfrsStatementLineItems [Line Items]
Interest percentage for wells	9.80%
Bakuk gas field [member]
IfrsStatementLineItems [Line Items]
Working interest rate	50.00%